Inventories	6 Months Ended
Dec. 31, 2024
Inventories [Abstract]
Inventories	Inventories

	31 December 2024	30 June 2024	31 December 2023
	$ million	$ million	$ million
Raw materials and consumables	622	639	730
Work in progress	132	118	156
Maturing inventories	7,799	7,832	7,697
Finished goods and goods for resale	1,146	1,131	1,257
	9,699	9,720	9,840